S000080158 [Member] Annual Fund Operating Expenses - Western Asset Long Credit VIT	Dec. 31, 2025
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.41%
Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%	[2]
Expenses (as a percentage of Assets)	0.66%

[1]
Other expenses for Class I shares have been restated to exclude fees recaptured pursuant to the fund’s expense limitation arrangements. For the fiscal year ended December 31, 2025, amounts recaptured totaled 0.03% for Class I shares.

[2]	Other expenses for Class II shares are estimated for the current fiscal year. Actual expenses may differ from estimates.